SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Cash equivalents			$ 0	$ 0
Cash uninsured amount			818,591	761,800
Restricted cash			10,000	10,000
Allowance for doubtful accounts			$ 0	$ 0
IPO [Member] | Completion Of Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Adjustment to additional paid in capital	$ 566,200
IPO [Member] | Completion Of Issuance Of Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Adjustment to additional paid in capital		$ 133,000